Basis of Presentation and Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 73,274	$ 78,080	$ 283,228	$ 292,835
United States
Disaggregation Of Revenue [Line Items]
Total net revenue	72,825	76,373	280,950	286,414
International
Disaggregation Of Revenue [Line Items]
Total net revenue	$ 449	$ 1,707	$ 2,278	$ 6,421